UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2008
                                                --------------

Check here if Amendment [   ]; Amendment Number:  _________

This Amendment (Check only one.):   [   ] is a restatement.
                                    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Joseph Stilwell
         ---------------
Address  26 Broadway
         -----------
         23rd Floor
         ----------
         New York, NY 10004
         ------------------
Form 13F File Number:  028-12231

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Joseph Stilwell
          ---------------
Title:
Phone:     212-269-5800
           ------------

Signature, Place, and Date of Signing:

/s/ Joseph Stilwell        New York, NY          April 28, 2008
-------------------     --------------------     --------------
     [Signature]           [City, State]            [Date]

Report Type (Check only one):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: 1

Number 13F Information Table Entry Total: 43

Form 13F Information Table Value Total:     $129,692,000

List  of  Other  Included  Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form  13F  File  Number     Name
        -----------------------     ----
1       028-12466                   Stilwell  Value  LLC (1)
-       ---------                   --------------------








--------------------------------
(1) Joseph Stilwell is the managing member of Stilwell Value LLC. Stilwell Value LLC is the general partner of Stilwell Associates, LP, Stilwell Value Partners I, LP, Stilwell Value Partners II, LP, Stilwell Value Partners III, LP, Stilwell Value Partners IV, LP, Stilwell Value Partners V, LP, and Stilwell Value Partners VI, LP (together, "the Value Funds"). Joseph Stilwell is also the general partner of Stilwell Partners LP ("SPLP" and, together with the Value Funds, the "Funds"). The securities reported in this Form 13F are held by one or more of the Funds. None of the Value Funds or SPLP individually maintains investment discretion over $100 million, but Stilwell Value LLC, by virtue of its general partnership interest in each of the Value Funds has such discretion

COLUMN 1                          COLUMN 2  COLUMN 3   COLUMN 4       COLUMN 5            COLUMN 6   COLUMN 7      COLUMN 8
                                                        Value                            Investment             Voting Authority
NAME OF ISSUER                     Class     Cusip     in 000's  Shares Shr/prn Put/Call Discretion   Other    Sole  Shared  None
--------------------------      ----------   -----     --------  ------ ------- -------- ----------   -----    ----  ------  ----
Abington Bancorp Inc Penn            COM    00350R106   407      39,400    SH             DEFINED             39,400
Alliance Bancorp Inc  Pennsylvania   COM    018921106   1,121    124,600   SH             DEFINED       1    124,600
American Physicians Capital Inc.     COM    028884104   3,477    75,000    SH             DEFINED             75,000
American Physicians Capital Inc.     COM    028884104   41,988   905,700   SH             DEFINED       1    905,700
Atlantic Coast Federal Corporation   COM    048425102   170      17,393    SH             DEFINED             17,393
Bank Mutual Corporation              COM    063750103   215      20,000    SH             DEFINED             20,000
Beacon Federal Bancorp Inc.          COM    073582108   307      30,000    SH             DEFINED             30,000
Beneficial Mutual Bancorp Inc.       COM    08173R104   242      24,460    SH             DEFINED             24,460
Benjamin Franklin Bancorp Inc.       COM    082073107   207      15,000    SH             DEFINED             15,000
Chicopee Bancorp Inc.                COM    168565109   264      20,000    SH             DEFINED             20,000
Clifton Savings Bank SLA             COM    18712Q103   106      10,480    SH             DEFINED             10,480
CMS Bancorp Inc.                     COM    12600U102   137      15,000    SH             DEFINED             15,000
Danvers Bancorp Inc.                 COM    236442109   201      20,000    SH             DEFINED             20,000
Eastern Insurance Holdings Inc.      COM    276534104   1,448    100,000   SH             DEFINED            100,000
Essa Bancorp Inc.                    COM    29667D104   411      35,000    SH             DEFINED             35,000
First Financial Northwest Inc.       COM    32022K102   235      25,000    SH             DEFINED             25,000
First Pactrust Bancorp Inc.          COM    33589V101   166      10,000    SH             DEFINED             10,000
Fox Chase Bancorp Inc.               COM    35137P106   170      15,000    SH             DEFINED             15,000
GS Financial Corp                    COM    362274102   857      51,545    SH             DEFINED       1     51,545
Hampden Bancorp Inc.                 COM    40867E107   211      20,000    SH             DEFINED             20,000
Heartland Bancshares Inc (In.)       COM    42234A107   692      68,500    SH             DEFINED       1     68,500
Home Federal Bancorp Inc.            COM    43710G105   301      25,100    SH             DEFINED             25,100
Louisiana Bancorp Inc.               COM    54619P104   680      59,100    SH             DEFINED       1     59,100
Meridian Interstate Bancorp Inc.     COM    58964Q104   782      80,000    SH             DEFINED             80,000
Meridian Interstate Bancorp Inc.     COM    58964Q104   383      39,200    SH             DEFINED       1     39,200
Millennium Bankshares Corp           COM    60037B106   1,002    184,945   SH             DEFINED       1    184,945
MSB Financial Corp                   COM    55352P102   2,899    270,800   SH             DEFINED       1    270,800
Mutualfirst Finl Inc.                COM    62845B104   132      10,000    SH             DEFINED             10,000
Naugatuck Valley Financial Corp      COM    639067107   130      13,975    SH             DEFINED             13,975
Newport Bancorp Inc.                 COM    651754103   180      15,000    SH             DEFINED             15,000
North Penn Bancorp Inc Pa            COM    661454108   234      28,420    SH             DEFINED             28,420
Northeast Community Bancorp Inc.     COM    664112109   13,259  1,120,800  SH             DEFINED       1  1,120,800
Northeast Community Bancorp Inc.     COM    664112109   118      10,000    SH             DEFINED             10,000
Northwest Bancorp Inc-Pa             COM    667328108   1,041    38,091    SH             DEFINED             38,091
Osage Bancshares Inc.                COM    68764U106   928      100,000   SH             DEFINED            100,000
Prudential Bancorp Inc Pa            COM    744319104   243      20,000    SH             DEFINED             20,000
Prudential Bancorp Inc Pa            COM    744319104   12,930  1,064,200  SH             DEFINED       1  1,064,200
Roma Financial Corporation           COM    77581P109   746      50,000    SH             DEFINED             50,000
SCPIE Holdings Inc.                  COM    78402P104   26,173   950,000   SH             DEFINED       1    950,000
Sound Financial Inc.                 COM    83607Y108   229      25,000    SH             DEFINED             25,000
TFS Financial Corp                   COM    87240R107   602      50,000    SH             DEFINED             50,000
TFS Financial Corp                   COM    87240R107   13,438  1,117,000  SH             DEFINED       1  1,117,000
Wayne Savings Bancshares Inc.        COM    94624Q101   230      25,000    SH             DEFINED             25,000